Note 14 - Employee Benefits - Contributions Paid by the Bank (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017		Dec. 31, 2016	Dec. 31, 2015
Contribution paid	$ 245		$ 33	$ 193
Date 1 [Member]
Contribution paid	$ 119	[1]	0	0
Date paid	Jan. 06, 2017
Date 2 [Member]
Contribution paid	$ 27		$ 33	$ 42
Date paid			Oct. 15, 2016	Oct. 15, 2015
Date 3 [Member]
Contribution paid	$ 99		$ 0	$ 151
Date paid				Dec. 30, 2015

[1]	The contribution relates to the 2016 plan year and was accrued at December 31, 2016.